Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of company fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

Description	Level	June 30, 2023	Level	December 31, 2022
Assets:
Investments held in Trust Account	1	$9,312,428	1	$9,835,409
Liabilities:
PIPE Derivative Liability-Make-Whole Features	3	$1,288,218	3	$1,065,297
Warrant Liability	2	$136,340	2	$335,240

Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account	1	$9,835,409	1	$80,002,777
Liabilities:
PIPE Derivative Liability-Make-Whole Features	3	$1,065,297	—	$—
Warrant Liability	2	$335,240	3	$1,667,262

Schedule of key inputs into the Monte-Carlo model for the PIPE derivative liability

	June 30, 2023	December 31, 2022
Historical 30-days VWAP* as of measurement date	$10.73	$10.19
Risk-free rate	5.46%	4.46%
Dividend yield	0%	0%
Volatility	5.7% to 54.4%	1.60% and 64.0%
Term (in years)	0.69	0.31

	July 22, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.39	$9.84
Volatility	16.8%	10.50%
Expected term	5.0	5.0
Risk-free rate	0.71%	1.19%
Dividend yield	0%	0%

Schedule of changes in the fair value of the PIPE derivative liability and the Private Warrant liability

	Private Warrants	PIPE Derivative Liability
Fair value as of July 22, 2021 (inception)	$—	$—
Initial measurement	2,788,000	—
Change in fair value	(1,120,738)	—
Fair value as of December 31, 2021	$1,667,262	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	(1,332,022)	(43,412)
Fair value as of December 31, 2022	$335,240	$1,065,297
Change in fair value	(198,900)	222,921
Fair value as of June 30, 2023	$136,340	$1,288,218

	Private Warrants	PIPE Derivative Liability
Fair value as of July 22, 2021 (inception)	$—	$—
Initial measurement	2,788,000	—
Change in fair value	(1,120,738)	—
Fair value as of December 31, 2021	$1,667,262	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	(1,332,022)	(43,412)
Fair value as of December 31, 2022	$335,240	$1,065,297